Condensed Statements of Operations (Unaudited) - USD ($)	2 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
General and administrative expenses	$ 1,650	$ 484,621		$ 153,798		$ 646,883	$ 242,061	$ 618,608
Loss from operations	(1,650)	(484,621)		(153,798)		(646,883)	(242,061)	(618,608)
Other income:
Interest earned on marketable securities held in Trust Account		115,042		1,577,282		1,033,199	2,008,496	4,547,860
(Loss) income before provision for income taxes	(1,650)	(369,579)		1,423,484		386,316	1,766,435	3,929,252
Provision for income taxes		(13,664)		(320,729)		(195,977)	(400,784)	(913,051)
Net (loss) income	(1,650)	$ (383,243)	$ 573,582	$ 1,102,755	$ 262,896	$ 190,339	$ 1,365,651	3,016,201
Class A Common Stock
Other income:
Net (loss) income
Weighted average shares outstanding of Class A redeemable common stock		28,000,000		28,000,000		28,000,000	27,644,068	27,860,927
Basic and diluted net loss per share		$ 0		$ 0.04		$ 0.03	$ 0.05	$ 0.12
Class B Common Stock
Other income:
Net (loss) income
Weighted average shares outstanding of Class B non-redeemable common stock	6,250,000	7,000,000		7,000,000		7,000,000	7,000,000	7,000,000
Basic and diluted net loss per share	$ (0.00)	$ (0.06)		$ (0.01)		$ (0.08)	$ (0.02)	$ (0.06)